Long-term Debt - Principal Repayments (Details) $ in Millions	Dec. 31, 2025 USD ($)
Long-Term Debt, Rolling Maturity [Abstract]
Total	$ 5,808
2026	0
2027	700
2028	0
2029	1,000
2030	328
Thereafter	$ 3,780